Financial Risk Management - Summary of Cash Flows of Derivatives Held for Cash Flow Hedging (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	₩ 116,967	₩ 160,982
Cash flow to be received of gross-settled derivatives	3,176,607	3,939,500
Cash flow to be paid of gross-settled derivatives	(3,889,211)	(3,328,714)
Up to 1 month
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	1,605	1,534
Cash flow to be received of gross-settled derivatives	35,052	10,932
Cash flow to be paid of gross-settled derivatives	(35,871)	(10,357)
1-3 montshs
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	9,596	10,994
Cash flow to be received of gross-settled derivatives	86,391	30,311
Cash flow to be paid of gross-settled derivatives	(92,640)	(54,794)
3-12 months
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	28,260	25,749
Cash flow to be received of gross-settled derivatives	331,383	1,003,755
Cash flow to be paid of gross-settled derivatives	(488,194)	(1,007,950)
1~5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	76,704	119,179
Cash flow to be received of gross-settled derivatives	2,723,781	2,894,502
Cash flow to be paid of gross-settled derivatives	(3,272,506)	(2,255,613)
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Cash flow to be received (paid) of net-settled derivatives	802	3,526
Cash flow to be received of gross-settled derivatives	0	0
Cash flow to be paid of gross-settled derivatives	₩ 0	₩ 0